Average Annual Total Returns	12 Months Ended	36 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(2.41%)	[1]
Kingsbarn Tactical Bond ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.96%	(0.39%)	[1]
Performance Inception Date		Dec. 20, 2021
Kingsbarn Tactical Bond ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.82%	(1.42%)	[1]
Kingsbarn Tactical Bond ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.16%	(0.74%)	[1]

[1]	The Fund commenced operations on December 20, 2021.